Annual Report

        GLOBAL
        STOCK
        FUND

        OCTOBER 31, 2002

[ram logo](R)
T. ROWE PRICE(R)

   REPORT HIGHLIGHTS
   -----------------------------------------------------------------------------
   Global Stock Fund

o Global stocks weakened during the past six months but ended the fund's fiscal year with a strong gain in October.

o Fund performance lagged the MSCI World Index and the Lipper average over the year because of our emphasis on growth in an environment that favored defensive stocks in general.

o The fund remains diversified across a broad range of industries and sectors, with a heavier emphasis on financials, consumer discretionary, and health care stocks.

o Stock valuations in most markets are at levels last seen in the early 1990s, interest rates are much lower, and economic growth should be moderate, leading us to believe that equity returns going forward should at least be reasonable.



REPORTS ON THE WEB

Sign up for our E-mail Program, and you can begin to receive updated fund reports and prospectuses online rather than through the mail. Log on to your account at www.troweprice.com for more information.

FELLOW SHAREHOLDERS

After losing ground for most of the past six months, global stocks rallied strongly in October to end the fund's fiscal year on a high note. However, strength in October failed to overcome earlier losses. For the six and 12 months ended October 31, 2002, results were sharply negative as all major global markets posted severe double-digit losses.

      PERFORMANCE COMPARISON
      ------------------------------------------------------------------------
      Periods Ended 10/31/02                     6 Months         12 Months
      ------------------------------------------------------------------------
      Global Stock Fund                           -18.05%           -15.15%
      ------------------------------------------------------------------------
      MSCI World Index                            -17.37            -14.50
      ------------------------------------------------------------------------
      Lipper Global Funds Average                 -18.49            -13.92
      ------------------------------------------------------------------------

               Your portfolio suffered along with other global equity funds during the past 12 months, performing somewhat worse than the unmanaged EAFE index and the Lipper Global Funds Average over the year, although it slightly surpassed Lipper during the past six months. Within our peer group, funds with a value bias fared best while funds with a growth bias, including yours, tended to lag. The primary reasons for the Global Stock's Fund's lagging results relative to the benchmarks' were the portfolio's emphasis on growth during a period when the market generally favored defensive stocks, and to stock selection in several sectors.

      [pie chart]
      United States            46%
      Europe                   39%
      Japan                     8%
      Pacific Rim               4%
      Other and Reserves        2%
      Latin America             1%
      [end pie chart]


      MARKET REVIEW

               Global stock markets were buffeted on several fronts over the past six months as expectations for economic recovery continued to be revised downward. At the beginning of the period, there was still some optimism that lower interest rates would help revive growth. However, by the end of October, many commentators had decided that consumer confidence, high debt levels, and falling equity markets would probably keep growth subdued, at best, and could possibly be a harbinger of a double-dip recession in the U.S. European growth expectations broadly followed the U.S., with Germany doing significantly worse while the U.K. and Spain seem to be more robust. In Japan, the long period of slow growth appeared to be ending, but more recent signs make that scenario seem less likely--putting the spotlight back on the parlous state of the banking system.

               While confidence in economic growth has waned, fears of war with Iraq have mounted, but the UN is now united behind the U.S. in the effort to strip Saddam Hussein of his weapons of mass destruction. In addition, the issue of corporate accounting integrity has been plaguing the equities markets during the period. New regulations have been put in place, indicating that the worst of these scandals are now behind us and the issue will continue to recede as a major concern overhanging the markets.


      PORTFOLIO REVIEW

      MARKET PERFORMANCE
      -------------------------------------------------------------------------

        Six Months              Local           Local Currency           U.S.
        Ended 10/31/02       Currency         vs. U.S. Dollars        Dollars
      -------------------------------------------------------------------------

        France                -27.47%                    9.90%        -20.29%
      -------------------------------------------------------------------------
        Germany               -36.68                     9.90         -30.41
      -------------------------------------------------------------------------
        Hong Kong             -20.95                     0.00         -20.95
      -------------------------------------------------------------------------
        Italy                 -23.26                     9.90         -15.66
      -------------------------------------------------------------------------
        Japan                 -21.31                     4.81         -17.53
      -------------------------------------------------------------------------
        Mexico                -18.96                    -7.64         -25.15
      -------------------------------------------------------------------------
        Netherlands           -30.63                     9.90         -23.76
      -------------------------------------------------------------------------
        Norway                -28.66                    13.03         -19.37
      -------------------------------------------------------------------------
        Switzerland           -22.82                     9.75         -15.29
      -------------------------------------------------------------------------
        United Kingdom        -21.70                     7.35         -15.94
      -------------------------------------------------------------------------
        United States         -17.25                        -         -17.25
      -------------------------------------------------------------------------
        Source: RIMES Online, using MSCI indices.


               Media

               The bulk of your portfolio's significant exposure to the media sector remains in the professional publishing area, and a recent visit to one of our largest holdings, U.K./Netherlands' Reed Elsevier, confirmed that the company has established a strong position in its industry. CEO Crispin Davis has reinforced the scientific publishing business with the intelligent use of electronic delivery while keeping a tight rein on costs in the more difficult business publishing unit. This development, coupled with steady growth in legal and educational publishing, should underpin 12% earnings growth for a valuation of around 17 times earnings next year.

               Our U.S. media holdings were also beneficial to returns. Viacom continued to operate well in a difficult first-half advertising market and saw improvement in the second half of the year as advertisers returned to the marketplace. Clear Channel was also a relatively good stock as radio advertising picked up. This broad trend also helped holdings such as Australia's News Corporation. We trimmed back exposure in this area during the rally as valuations became a little stretched.


               Services

               The fund remains heavily weighted in this broad area because we see above-average long-term growth and strong cash flow for several businesses. In the U.S., our best-performing stock was Apollo Group. The company is involved in secondary education, is expanding its offerings geographically, and has created a strong online presence. We believe this company has great long-term growth prospects. One stock that has had a difficult time recently is Securitas, the Swedish protection and security services stock. We project top-line growth for the overall business in the mid to high single digits, helped by growing security consciousness as well as implementation of the tried-and-tested Securitas model in new regions. The stock has been under pressure for a variety of reasons and now sells at about 14 times earnings for growth that we think will average 14% over the next few years--a reasonable valuation in our estimation.

      INDUSTRY DIVERSIFICATION
      ----------------------------------------------------------
                                         Percent of Net Assets
                                         4/30/02      10/31/02
      ----------------------------------------------------------

      Financials                           21.0%         21.4%
      ----------------------------------------------------------
      Consumer Discretionary               15.6          17.2
      ----------------------------------------------------------
      Health Care                          16.1          16.8
      ----------------------------------------------------------
      Information Technology               11.6          11.2
      ----------------------------------------------------------
      Industrials and Business Services     9.8           9.5
      ----------------------------------------------------------
      Consumer Staples                      7.8           8.7
      ----------------------------------------------------------
      Energy                                6.9           6.9
      ----------------------------------------------------------
      Telecommunication Services            4.0           5.3
      ----------------------------------------------------------
      Materials                             0.9           1.2
      ----------------------------------------------------------
      Utilities                             1.0           0.8
      ----------------------------------------------------------
      Reserves                              5.3           1.0
      ----------------------------------------------------------
      Total                               100.0%        100.0%

               Financials

               The insurance sector has been through a tumultuous period, particularly in Europe. As equity markets have fallen, balance sheets that previously looked relatively secure have begun to look somewhat thin. At the same time, poor returns have meant that new business has been difficult to achieve, and many life insurance business models have had to be revisited in the current environment. Your fund remains underweighted in this sector, having reduced its position early in the period and again more recently as the sector has recovered.

               Within banking, there has been contrasting performance with capital markets-exposed stocks lagging steadier retail-focused stocks. Over the past few months, the market has become increasingly vulnerable to concerns about bad debts. Bad debts have picked up significantly in the weak German economy, although they have been benign so far in other countries. We anticipate some worsening of this situation during the coming months. However, many European banks have taken a much more cautious approach to credit exposure than in the early 1990s when they encountered major problems.

               With this in mind, we revisited all our stocks and scaled back our position in Intesa BCI in Italy, where the restructuring program will be more difficult to implement in an uncertain economic environment. We maintained our position in Royal Bank of Scotland where the environment seems more encouraging and the bank's profitability and market position, coupled with a low stock valuation, give us more comfort. In Japan, on the other hand, we remain leery of banks and believe they have a long way to go before the nonperforming loan issue is finally addressed. Recent moves toward reform have once again proved rather disappointing.


               Telecommunications

               After an extremely difficult couple of years, the telecommunications sector seemed to reach something of an inflection point in the summer as both investors and management came to terms with lower longer-term growth potential, leading to a sharper focus on returns and capital discipline. With lower levels of capital spending all around, cash generation has improved significantly and it is possible to see returns beginning to pick up. The mobile sector has also seen average revenue per user increasing after a long period of attrition. As valuations have reached relatively low levels, share prices have begun to perform better. Your fund is overweight in the mobile area as well as in emerging markets. We retained a large position in the U.K.'s Vodafone, which has been a beneficiary of both improved capital discipline and an upturn in revenues.


               Health Care

               This sector also seems to have passed its low point. The U.S. health care services market continued to offer exceptional returns in a tough marketplace. UnitedHealth Group, Wellpoint Health Networks, and AmerisourceBergen were three of our best-performing stocks as the companies continue to benefit from solid volume growth, above-inflation pricing, and strong cash generation. In pharmaceuticals, it seemed that the drug industry was in freefall earlier in the year with a succession of patent attacks and new product disappointments. More recently, with valuations having hit very depressed levels, snippets of good news have been enough to push prices back up. With a new FDA director in place in the U.S. and some patent attacks repelled, the strong long-term dynamics of the pharmaceutical business model--good cash generation, supportive demographics, favorable returns--are reasserting themselves. We added to Novo Nordisk of Denmark, which is benefiting from a diabetes epidemic and is well positioned with its NovoSeven blood-clotting agent.


               Technology

               The last six months have seen yet another cluster of companies struggling within the inhospitable technology sector. As the recession in tech persists, the winners and losers are becoming more polarized. In general, our underweight position in U.S. technology stocks was beneficial. However, companies like Cisco Systems and Analog Devices detracted from performance as technology spending remained below our conservative estimates. We remain optimistic about the companies we own, but somewhat cautious on the rate of IT spending growth once the economies around the world begin to show improvement.

               In Europe, Finland's Nokia has such a commanding lead over the competition that many of the second- and third-line mobile companies have withdrawn from the field. In semiconductors, Samsung Electronics of South Korea, another large holding for the fund, has shown its heels to the chasing pack. Samsung has extended its lead in memory by continuing to invest while its competitors have struggled to conserve cash. It has also been very successful in the mobile handset business, rivaling Nokia in the margins it earns. On the other hand, the losers in many of these areas have been the Japanese electronics conglomerates that have spread themselves too thin and have been slow to adapt. It is difficult to see a strong rebound in technology spending, but it is possible to identify companies with reasonable valuations and sustainable business models that will be around for the upturn when it occurs.


      MANAGEMENT INTEGRITY

               We pride ourselves on spending considerable time focusing on the underlying fundamentals of companies, their cash generation, use of cash flow, and corporate governance. For that reason, while we have avoided many of the major corporate scandals in the U.S., we held large positions in Tyco International and supported its management. Unfortunately, we were wrong in this decision. We remain holders of the stock because we believe that current and future cash flow support a much higher price. In the future, we will continue our due diligence and hope to avoid similar situations.


      INVESTMENT OUTLOOK

               Interest rates have fallen a long way and there are some signs of companies and consumers rebuilding their balance sheets, but debt remains high, particularly for the U.S. consumer. We envision a period of subdued growth in the medium term with continuing low inflation. Some observers have expressed concern that the U.S. is on the brink of a Japan-style deflation. While this scenario is possible, we assign it a relatively low level of probability.

               Stock valuations in most markets are at levels last seen in the early 1990s while interest rates are much lower than 10 years ago. In this environment, if the global economy can manage a measure of muted growth, equity returns going forward should at least be reasonable.

               Companies with above-average growth potential, strong balance sheets, good market positions, and solid management should do well. The last two years have been difficult for growth stocks in particular, but we are optimistic that the worst is behind us for our investment approach.



               Respectfully submitted,

               /s/ John R. Ford
               John R. Ford
               President, T. Rowe Price International Funds, Inc.

               November 15, 2002

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

  TWENTY-FIVE LARGEST HOLDINGS
                                                                    Percent of
                                                                    Net Assets
                                                                      10/31/02
--------------------------------------------------------------------------------

  GlaxoSmithKline, United Kingdom                                          2.4%
--------------------------------------------------------------------------------
  TotalFinaElf, France                                                     2.0
--------------------------------------------------------------------------------
  Citigroup, United States                                                 2.0
--------------------------------------------------------------------------------
  Freddie Mac, United States                                               2.0
--------------------------------------------------------------------------------
  Nestle, Switzerland                                                      1.9
--------------------------------------------------------------------------------

  Pfizer, United States                                                    1.8
--------------------------------------------------------------------------------
  Reed Elsevier, United Kingdom/Netherlands                                1.8
--------------------------------------------------------------------------------
  Royal Bank of Scotland, United Kingdom                                   1.7
--------------------------------------------------------------------------------
  Affiliated Computer Services, United States                              1.6
--------------------------------------------------------------------------------
  UnitedHealth Group, United States                                        1.6
--------------------------------------------------------------------------------

  Microsoft, United States                                                 1.6
--------------------------------------------------------------------------------
  First Data, United States                                                1.4
--------------------------------------------------------------------------------
  GE, United States                                                        1.3
--------------------------------------------------------------------------------
  American International Group, United States                              1.3
--------------------------------------------------------------------------------
  Vodafone, United Kingdom                                                 1.3
--------------------------------------------------------------------------------

  Shell Transport & Trading, United Kingdom                                1.2
--------------------------------------------------------------------------------
  Inditex, Spain                                                           1.2
--------------------------------------------------------------------------------
  Sanofi-Synthelabo, France                                                1.2
--------------------------------------------------------------------------------
  Exxon Mobil, United States                                               1.1
--------------------------------------------------------------------------------
  Aventis, France                                                          1.1
--------------------------------------------------------------------------------

  Johnson & Johnson, United States                                         1.1
--------------------------------------------------------------------------------
  BNP Paribas, France                                                      0.9
--------------------------------------------------------------------------------
  Unilever, United Kingdom                                                 0.9
--------------------------------------------------------------------------------
  Target, United States                                                    0.9
--------------------------------------------------------------------------------
  Securitas, Sweden                                                        0.9
--------------------------------------------------------------------------------
  Total                                                                   36.2%

  Note: Table excludes investments in the T. Rowe Price Reserve Investment
  Fund.

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

      This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

      GLOBAL STOCK FUND
      --------------------------------------------------------------------------

      As of 10/31/02

                   MSCI World              Lipper Global                Global
      Date              Index              Funds Average            Stock Fund
      --------------------------------------------------------------------------
      12/31/1995     $ 10,000                   $ 10,000              $ 10,000
      10/31/1996     $ 10,967                   $ 11,200              $ 11,350
      10/31/1997     $ 12,858                   $ 13,248              $ 13,277
      10/31/1998     $ 14,875                   $ 14,049              $ 14,989
      10/31/1999     $ 18,643                   $ 18,202              $ 18,612
      10/31/2000     $ 18,903                   $ 20,358              $ 20,656
      10/31/2001     $ 14,132                   $ 14,941              $ 15,557
      10/31/2002     $ 12,082                   $ 12,872              $ 13,200


      AVERAGE ANNUAL COMPOUND TOTAL RETURN
      --------------------------------------------------------------------------

      This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                                  Since   Inception
      Periods Ended 10/31/02      1 Year   3 Years   5 Years  Inception        Date
      -------------------------------------------------------------------------------
      Global Stock Fund          -15.15%   -10.82%    -0.12%      4.14%    12/29/95
      -------------------------------------------------------------------------------

      Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                       Year
                                      Ended
                                   10/31/02   10/31/01  10/31/00   10/31/99    10/31/98
  NET ASSET VALUE
  Beginning of period             $   12.96  $   18.04  $  16.77  $   14.03   $   13.01
                                  -------------------------------------------------------
  Investment activities
  Net investment income (loss)         0.02*      0.14*     0.02*      0.05*       0.09*
  Net realized and
  unrealized gain (loss)              (1.96)     (4.41)     1.80       3.24        1.52
                                  -------------------------------------------------------

  Total from
  investment activities               (1.94)     (4.27)     1.82       3.29        1.61
                                  -------------------------------------------------------

  Distributions
  Net investment income               (0.12)     (0.02)    (0.06)     (0.10)      (0.06)
  Net realized gain                       -      (0.79)    (0.49)     (0.45)      (0.53)
                                  -------------------------------------------------------
  Total distributions                 (0.12)     (0.81)    (0.55)     (0.55)      (0.59)
                                  -------------------------------------------------------
  NET ASSET VALUE
  End of period                   $   10.90  $   12.96  $  18.04  $   16.77   $   14.03
                                  -------------------------------------------------------
  Ratios/Supplemental Data
  Total return^                    (15.15)%*  (24.69)%*   10.98%*    24.17%*     12.89%*
  ---------------------------------------------------------------------------------------
  Ratio of total expenses to
  average net assets                  1.20%*     1.20%*    1.20%*     1.20%*      1.20%*
  ---------------------------------------------------------------------------------------
  Ratio of net investment
  income (loss) to average
  net assets                          0.20%*     0.89%*    0.15%*     0.40%*      0.76%*
  ---------------------------------------------------------------------------------------
  Portfolio turnover rate             48.4%      52.3%     71.5%      37.5%       47.1%
  ---------------------------------------------------------------------------------------
  Net assets, end of period
  (in thousands)                  $  62,735  $  73,325  $107,459  $  73,837   $  44,116
  ---------------------------------------------------------------------------------------

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.20% voluntary expense limitation in effect through 10/31/03.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------
                                                                October 31, 2002


STATEMENT OF NET ASSETS                                         Shares         Value
--------------------------------------------------------------------------------------
                                                                        In thousands
      AUSTRALIA 0.7%

      Common Stocks   0.4%
      BHP Billiton                                              32,000  $        172
      --------------------------------------------------------------------------------
      National Australia Bank                                    2,900            55
      --------------------------------------------------------------------------------
                                                                                 227
                                                                        --------------
      Preferred Stocks   0.3%
      News Corporation                                          39,806           197
      --------------------------------------------------------------------------------
                                                                                 197
                                                                        --------------
      Total Australia (Cost $557)                                                424
                                                                        --------------

      BERMUDA   1.1%

      Common Stocks   1.1%
      Accenture, Class A (USD) *                                 8,900           150
      --------------------------------------------------------------------------------
      ACE Limited (USD)                                          6,700           206
      --------------------------------------------------------------------------------
      Tyco International (USD)                                  22,100           320
      --------------------------------------------------------------------------------
      Total Bermuda (Cost $845)                                                  676
                                                                        --------------

      BRAZIL   0.2%

      Common Stocks   0.2%
      Grupo Pao de Acucar ADR (USD)                              2,400            37
      --------------------------------------------------------------------------------
      Petroleo Brasileiro (Petrobras) ADR (USD)                  7,907            96
      --------------------------------------------------------------------------------
      Total Brazil (Cost $216)                                                   133
                                                                        --------------

      CANADA   0.2%

      Common Stocks   0.2%
      Celestica (USD) *                                         11,076           153
      --------------------------------------------------------------------------------
      Total Canada (Cost $356)                                                   153
                                                                        --------------

      DENMARK   0.2%

      Common Stocks   0.2%
      Novo Nordisk                                               4,400           121
      --------------------------------------------------------------------------------
      Total Denmark (Cost $143)                                                  121
                                                                        --------------

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

                                                                Shares         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      FINLAND   0.8%

      Common Stocks   0.8%
      Nokia                                                     31,084  $        527
      --------------------------------------------------------------------------------
      Total Finland (Cost $495)                                                  527
                                                                        --------------

      FRANCE   7.6%

      Common Stocks   7.6%
      Aventis                                                   11,240           672
      --------------------------------------------------------------------------------
      AXA                                                       13,816           206
      --------------------------------------------------------------------------------
      BNP Paribas                                               14,268           568
      --------------------------------------------------------------------------------
      Carrefour                                                  1,080            50
      --------------------------------------------------------------------------------
      Hermes                                                       968           145
      --------------------------------------------------------------------------------
      LVMH                                                       2,532           113
      --------------------------------------------------------------------------------
      Pinault Printemps Redoute                                    800            64
      --------------------------------------------------------------------------------
      Sanofi-Synthelabo                                         12,078           737
      --------------------------------------------------------------------------------
      Schneider Electric *                                       3,115           144
      --------------------------------------------------------------------------------
      Societe Generale                                           1,842            93
      --------------------------------------------------------------------------------
      Societe Television Francaise 1                             9,005           231
      --------------------------------------------------------------------------------
      Sodexho Alliance                                           4,800           118
      --------------------------------------------------------------------------------
      STMicroelectronics (ss)                                   10,467           207
      --------------------------------------------------------------------------------
      Thomson *                                                  4,700            86
      --------------------------------------------------------------------------------
      TotalFinaElf, Series B                                     9,299         1,278
      --------------------------------------------------------------------------------
      Vivendi Universal                                          2,948            36
      --------------------------------------------------------------------------------
      Total France (Cost $4,651)                                               4,748
                                                                        --------------

      GERMANY   0.9%

      Common Stocks   0.9%
      Allianz Holdings                                           1,157           121
      --------------------------------------------------------------------------------
      Deutsche Bank                                              3,276           143
      --------------------------------------------------------------------------------
      E.On                                                       5,682           254
      --------------------------------------------------------------------------------
      SAP                                                        1,040            80
      --------------------------------------------------------------------------------
      Total Germany (Cost $871)                                                  598
                                                                        --------------

      GREECE   0.1%

      Common Stocks   0.1%
      Hellenic Telecommunications Organization                   3,560            40
      --------------------------------------------------------------------------------
      Total Greece (Cost $51)                                                     40

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

                                                                Shares         Value
--------------------------------------------------------------------------------------
                                                                        In thousands
      HONG KONG   0.4%

      Common Stocks   0.4%
      Cheung Kong Holdings                                      26,000  $        173
      --------------------------------------------------------------------------------
      Hutchison Whampoa                                         12,200            75
      --------------------------------------------------------------------------------
      Total Hong Kong (Cost $306)                                                248
                                                                        --------------

      INDIA   0.4%

      Common Stocks   0.4%
      Hindustan Lever                                           52,100           173
      --------------------------------------------------------------------------------
      ICICI Bank (Ordinary shares)                              12,500            35
      --------------------------------------------------------------------------------
      ICICI Bank ADR (USD)                                       6,040            37
      --------------------------------------------------------------------------------
      Total India (Cost $382)                                                    245
                                                                        --------------

      ITALY   2.6%

      Common Stocks   2.6%
      Alleanza Assicurazioni (ss)                               28,750           206
      --------------------------------------------------------------------------------
      ENI                                                       28,839           400
      --------------------------------------------------------------------------------
      IntesaBCI                                                 52,847            90
      --------------------------------------------------------------------------------
      Telecom Italia (Ordinary shares) (ss)                     21,361           169
      --------------------------------------------------------------------------------
      Telecom Italia (Savings shares)                           21,100           111
      --------------------------------------------------------------------------------
      Telecom Italia Mobile (ss)                                67,580           313
      --------------------------------------------------------------------------------
      UniCredito Italiano                                       88,485           332
      --------------------------------------------------------------------------------
      Total Italy (Cost $1,691)                                                1,621
                                                                        --------------

      JAPAN   7.7%

      Common Stocks   7.7%
      Canon                                                     13,000           479
      --------------------------------------------------------------------------------
      Credit Saison                                              5,800           114
      --------------------------------------------------------------------------------
      Fanuc                                                      7,500           296
      --------------------------------------------------------------------------------
      Fuji Television Network                                       20            94
      --------------------------------------------------------------------------------
      Fujisawa Pharmaceutical                                   11,000           213
      --------------------------------------------------------------------------------
      Honda Motor                                                4,900           175
      --------------------------------------------------------------------------------
      Ito-Yokado                                                 4,000           124
      --------------------------------------------------------------------------------
      KDDI (ss)                                                     40           117
      --------------------------------------------------------------------------------
      Keyence                                                      400            66
      --------------------------------------------------------------------------------

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

                                                                Shares         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Kyocera                                                    2,500      $    147
      --------------------------------------------------------------------------------
      Marui                                                     13,000           121
      --------------------------------------------------------------------------------
      Mitsubishi Estate                                         18,000           134
      --------------------------------------------------------------------------------
      Mitsui Fudosan                                            31,000           237
      --------------------------------------------------------------------------------
      Murata Manufacturing                                       2,200           104
      --------------------------------------------------------------------------------
      Nomura Securities                                         16,000           184
      --------------------------------------------------------------------------------
      NTT DoCoMo                                                   126           232
      --------------------------------------------------------------------------------
      Rohm                                                         500            63
      --------------------------------------------------------------------------------
      Secom                                                      5,500           194
      --------------------------------------------------------------------------------
      Seven-Eleven Japan (ss)                                   14,000           395
      --------------------------------------------------------------------------------
      Shin-Etsu Chemical                                         3,000            92
      --------------------------------------------------------------------------------
      Shiseido                                                  12,000           133
      --------------------------------------------------------------------------------
      SMC                                                        1,700           134
      --------------------------------------------------------------------------------
      Sony                                                       8,200           352
      --------------------------------------------------------------------------------
      Suzuki Motor                                               6,000            64
      --------------------------------------------------------------------------------
      Takefuji                                                   1,450            61
      --------------------------------------------------------------------------------
      Toppan Printing                                            7,000            52
      --------------------------------------------------------------------------------
      Toyota Motor                                               2,500            61
      --------------------------------------------------------------------------------
      Yamanouchi Pharmaceutical                                 16,000           391
      --------------------------------------------------------------------------------
      Total Japan (Cost $6,174)                                                4,829
                                                                        --------------

      MALAYSIA   0.1%

      Common Stocks   0.1%
      Malayan Banking Berhad                                    27,800            60
      --------------------------------------------------------------------------------
      Total Malaysia (Cost $66)                                                   60
                                                                        --------------

      MEXICO   0.7%

      Common Stocks   0.7%
      America Movil ADR, Series L (USD)                          8,300           111
      --------------------------------------------------------------------------------
      Femsa UBD Units (Represents 1 Series B and
      4 Series D shares)                                        37,460           136
      --------------------------------------------------------------------------------
      Grupo Financiero BBVA Bancomer, Series B *               123,600            97
      --------------------------------------------------------------------------------
      Wal-Mart de Mexico                                        51,500           129
      --------------------------------------------------------------------------------
      Total Mexico (Cost $502)                                                   473
                                                                        --------------

               14

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

                                                                Shares         Value
--------------------------------------------------------------------------------------
                                                                        In thousands
      NETHERLANDS   2.8%

      Common Stocks   2.8%
      ASML Holding * (ss)                                       15,040  $        132
      --------------------------------------------------------------------------------
      Fortis                                                     8,120           148
      --------------------------------------------------------------------------------
      ING Groep                                                 22,150           370
      --------------------------------------------------------------------------------
      Philips Electronics                                       19,849           355
      --------------------------------------------------------------------------------
      Reed Elsevier                                              9,900           123
      --------------------------------------------------------------------------------
      Royal Ahold                                                4,700            59
      --------------------------------------------------------------------------------
      Royal KPN *                                               33,500           212
      --------------------------------------------------------------------------------
      Schlumberger (USD)                                         4,600           184
      --------------------------------------------------------------------------------
      VNU                                                        7,473           200
      --------------------------------------------------------------------------------
      Total Netherlands (Cost $2,409)                                          1,783
                                                                        --------------

      PORTUGAL   0.3%

      Common Stocks   0.3%
      Portugal Telecom                                          28,733           173
      --------------------------------------------------------------------------------
      Total Portugal (Cost $219)                                                 173
                                                                        --------------

      RUSSIA   0.3%

      Common Stocks   0.3%
      YUKOS ADR (USD)                                            1,210           168
      --------------------------------------------------------------------------------
      Total Russia (Cost $125)                                                   168
                                                                        --------------

      SINGAPORE   0.6%

      Common Stocks   0.6%
      DBS                                                        7,000            49
      --------------------------------------------------------------------------------
      United Overseas Bank                                      41,232           313
      --------------------------------------------------------------------------------
      Total Singapore (Cost $323)                                                362
                                                                        --------------

      SOUTH KOREA   1.6%

      Common Stocks   1.6%
      Kookmin Bank ADR (USD)                                     1,700            55
      --------------------------------------------------------------------------------
      KT Corporation ADR (USD)                                   7,023           144
      --------------------------------------------------------------------------------
      Samsung Electronics                                        1,791           505
      --------------------------------------------------------------------------------

               15

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

                                                                Shares         Value
--------------------------------------------------------------------------------------
                                                                        In thousands
      Shinhan Financial                                         11,700  $        123
      --------------------------------------------------------------------------------
      South Korea Telecom                                          900           166
      --------------------------------------------------------------------------------
      Total South Korea (Cost $828)                                              993
                                                                        --------------

      SPAIN   2.7%

      Common Stocks   2.7%
      Banco Bilbao Vizcaya Argentaria                           25,629           244
      --------------------------------------------------------------------------------
      Banco Santander Central Hispano                           32,104           196
      --------------------------------------------------------------------------------
      Endesa                                                    12,335           127
      --------------------------------------------------------------------------------
      Gas Natural                                                7,160           120
      --------------------------------------------------------------------------------
      Inditex                                                   32,900           738
      --------------------------------------------------------------------------------
      Telefonica *                                              19,741           187
      --------------------------------------------------------------------------------
      Telefonica ADR (USD)                                       2,539            72
      --------------------------------------------------------------------------------
      Total Spain (Cost $1,758)                                                1,684
                                                                        --------------

      SWEDEN   1.3%

      Common Stocks   1.3%
      Hennes & Mauritz, Series B                                12,250           238
      --------------------------------------------------------------------------------
      LM Ericsson, Series B *                                   52,479            42
      --------------------------------------------------------------------------------
      Securitas, Series B                                       38,490           534
      --------------------------------------------------------------------------------
      Total Sweden (Cost $1,004)                                                 814
                                                                        --------------

      SWITZERLAND   3.7%

      Common Stocks   3.7%
      Adecco                                                     9,680           379
      --------------------------------------------------------------------------------
      Nestle                                                     5,605         1,199
      --------------------------------------------------------------------------------
      Roche (Participation certificates)                         3,300           233
      --------------------------------------------------------------------------------
      UBS *                                                     10,876           517
      --------------------------------------------------------------------------------
      Total Switzerland (Cost $2,239)                                          2,328
                                                                        --------------

      TAIWAN   0.3%

      Common Stocks   0.3%
      Taiwan Semiconductor Manufacturing                       167,858           225
      --------------------------------------------------------------------------------
      Total Taiwan (Cost $356)                                                   225
                                                                        --------------

               16

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

                                                                Shares         Value
--------------------------------------------------------------------------------------
                                                                        In thousands
      UNITED KINGDOM   15.3%

      Common Stocks   15.3%
      AstraZeneca                                               11,103  $        414
      --------------------------------------------------------------------------------
      BG Group                                                  16,189            64
      --------------------------------------------------------------------------------
      BP                                                        46,000           295
      --------------------------------------------------------------------------------
      Brambles Industries                                       99,050           325
      --------------------------------------------------------------------------------
      Celltech *                                                 9,984            55
      --------------------------------------------------------------------------------
      Compass                                                  101,970           452
      --------------------------------------------------------------------------------
      Diageo                                                    46,377           522
      --------------------------------------------------------------------------------
      Electrocomponents                                         27,730           118
      --------------------------------------------------------------------------------
      GlaxoSmithKline                                           77,606         1,480
      --------------------------------------------------------------------------------
      Granada                                                   37,487            43
      --------------------------------------------------------------------------------
      Hays                                                      71,424           100
      --------------------------------------------------------------------------------
      HSBC (HKD) (ss)                                           24,800           271
      --------------------------------------------------------------------------------
      Kingfisher                                                86,426           302
      --------------------------------------------------------------------------------
      Reed Elsevier                                            113,539         1,002
      --------------------------------------------------------------------------------
      Rio Tinto                                                 28,402           513
      --------------------------------------------------------------------------------
      Royal Bank of Scotland                                    46,318         1,089
      --------------------------------------------------------------------------------
      Shell Transport & Trading                                116,127           746
      --------------------------------------------------------------------------------
      Standard Chartered                                         7,600            88
      --------------------------------------------------------------------------------
      Tesco                                                     49,570           154
      --------------------------------------------------------------------------------
      Unilever                                                  56,520           558
      --------------------------------------------------------------------------------
      Vodafone                                                 505,373           812
      --------------------------------------------------------------------------------
      WPP Group                                                 32,730           222
      --------------------------------------------------------------------------------
      Total United Kingdom (Cost $11,785)                                      9,625
                                                                        --------------

      UNITED STATES   46.3%

      Common Stocks   46.3%
      Abbott Laboratories                                        9,000           377
      --------------------------------------------------------------------------------
      Adobe Systems                                              6,000           142
      --------------------------------------------------------------------------------
      Affiliated Computer Services, Class A *                   22,000         1,013
      --------------------------------------------------------------------------------
      American International Group                              13,000           813
      --------------------------------------------------------------------------------
      AmerisourceBergen                                          4,300           306
      --------------------------------------------------------------------------------
      Amgen *                                                    5,300           247
      --------------------------------------------------------------------------------
      Analog Devices *                                          12,200           327
      --------------------------------------------------------------------------------
      Anheuser-Busch                                             5,600           296
      --------------------------------------------------------------------------------

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

                                                                Shares         Value
--------------------------------------------------------------------------------------
                                                                        In thousands

      Anthem *                                                   2,400  $        151
      --------------------------------------------------------------------------------
      AOL Time Warner *                                         21,300           314
      --------------------------------------------------------------------------------
      Apollo Group, Class A *                                   11,050           459
      --------------------------------------------------------------------------------
      Baker Hughes                                              12,700           369
      --------------------------------------------------------------------------------
      Baxter International                                       9,100           228
      --------------------------------------------------------------------------------
      Best Buy *                                                 8,600           177
      --------------------------------------------------------------------------------
      Brocade Communications Systems *                          14,900           102
      --------------------------------------------------------------------------------
      Cardinal Health                                            5,200           360
      --------------------------------------------------------------------------------
      Carnival                                                   7,100           186
      --------------------------------------------------------------------------------
      Cendant *                                                 23,600           271
      --------------------------------------------------------------------------------
      Cisco Systems *                                           35,000           391
      --------------------------------------------------------------------------------
      Citigroup                                                 33,864         1,251
      --------------------------------------------------------------------------------
      Clear Channel Communications *                             8,500           315
      --------------------------------------------------------------------------------
      Coca-Cola                                                  7,000           325
      --------------------------------------------------------------------------------
      Comcast, Class A *                                        14,300           329
      --------------------------------------------------------------------------------
      Concord EFS *                                             13,600           194
      --------------------------------------------------------------------------------
      Danaher                                                    3,200           185
      --------------------------------------------------------------------------------
      Deere                                                      4,100           190
      --------------------------------------------------------------------------------
      Dell Computer *                                           10,600           303
      --------------------------------------------------------------------------------
      EchoStar Communications *                                  8,000           163
      --------------------------------------------------------------------------------
      Exxon Mobil                                               20,808           700
      --------------------------------------------------------------------------------
      Fannie Mae                                                 3,500           234
      --------------------------------------------------------------------------------
      First Data                                                24,700           863
      --------------------------------------------------------------------------------
      Fiserv *                                                   3,500           109
      --------------------------------------------------------------------------------
      Freddie Mac                                               20,200         1,244
      --------------------------------------------------------------------------------
      GE                                                        32,400           818
      --------------------------------------------------------------------------------
      General Mills                                              6,300           260
      --------------------------------------------------------------------------------
      Gilead Sciences *                                          4,600           160
      --------------------------------------------------------------------------------
      Harley-Davidson                                            6,000           314
      --------------------------------------------------------------------------------
      Hartford Financial Services Group                          6,200           245
      --------------------------------------------------------------------------------
      HCA                                                        8,600           374
      --------------------------------------------------------------------------------
      Home Depot                                                17,150           495
      --------------------------------------------------------------------------------
      John Hancock Financial Services                            6,000           176
      --------------------------------------------------------------------------------
      Johnson & Johnson                                         11,300           664
      --------------------------------------------------------------------------------
      Kohl's *                                                   2,200           129
      --------------------------------------------------------------------------------
      Liberty Media, Class A *                                  57,300           474
      --------------------------------------------------------------------------------
      Marsh & McLennan                                           3,400           159
      --------------------------------------------------------------------------------

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

                                                                Shares         Value
--------------------------------------------------------------------------------------
                                                                        In thousands


      Maxim Integrated Products *                                5,900  $        188
      --------------------------------------------------------------------------------
      MedImmune *                                               10,500           268
      --------------------------------------------------------------------------------
      Mellon Financial                                          13,000           368
      --------------------------------------------------------------------------------
      Merrill Lynch                                             10,400           395
      --------------------------------------------------------------------------------
      Microsoft *                                               18,800         1,005
      --------------------------------------------------------------------------------
      Morgan Stanley                                             4,700           183
      --------------------------------------------------------------------------------
      Nextel Communications, Class A *                          22,000           248
      --------------------------------------------------------------------------------
      Northern Trust                                             3,100           108
      --------------------------------------------------------------------------------
      Omnicom                                                    4,400           254
      --------------------------------------------------------------------------------
      Paychex                                                    3,000            87
      --------------------------------------------------------------------------------
      PepsiCo                                                    3,000           132
      --------------------------------------------------------------------------------
      Pfizer                                                    36,250         1,152
      --------------------------------------------------------------------------------
      Pharmacia                                                  7,400           318
      --------------------------------------------------------------------------------
      Philip Morris                                              5,600           228
      --------------------------------------------------------------------------------
      QUALCOMM *                                                 4,300           149
      --------------------------------------------------------------------------------
      Safeway *                                                  2,500            58
      --------------------------------------------------------------------------------
      SLM Corporation                                            2,900           298
      --------------------------------------------------------------------------------
      Starbucks *                                                7,000           167
      --------------------------------------------------------------------------------
      State Street                                               8,300           343
      --------------------------------------------------------------------------------
      SunGard Data Systems *                                     8,000           177
      --------------------------------------------------------------------------------
      Sysco                                                     13,800           437
      --------------------------------------------------------------------------------
      Target                                                    18,200           548
      --------------------------------------------------------------------------------
      Travelers, Class A *                                      10,519           140
      --------------------------------------------------------------------------------
      U.S. Bancorp                                              16,400           346
      --------------------------------------------------------------------------------
      UnitedHealth Group                                        11,100         1,010
      --------------------------------------------------------------------------------
      Univision Communications, Class A *                       12,300           319
      --------------------------------------------------------------------------------
      UPS, Class B                                               1,700           102
      --------------------------------------------------------------------------------
      USA Interactive *                                          9,500           241
      --------------------------------------------------------------------------------
      VERITAS Software *                                         6,500            99
      --------------------------------------------------------------------------------
      Verizon Communications                                     6,100           230
      --------------------------------------------------------------------------------
      Viacom Class B *                                          11,200           500
      --------------------------------------------------------------------------------
      Waddell & Reed Financial, Class A                          9,100           159
      --------------------------------------------------------------------------------
      Wal-Mart                                                   5,900           316
      --------------------------------------------------------------------------------
      Walgreen                                                   9,300           314
      --------------------------------------------------------------------------------
      Wellpoint Health Networks *                                4,000           301
      --------------------------------------------------------------------------------
      Wells Fargo                                                6,600           333
      --------------------------------------------------------------------------------
      Wyeth                                                      9,200           308
      --------------------------------------------------------------------------------
      Total United States (Cost $28,397)                                      29,031
                                                                        --------------

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

                                                                               Value
--------------------------------------------------------------------------------------
                                                                        In thousands
      SHORT-TERM INVESTMENTS  1.1%

      Money Market Funds   1.1%
      T. Rowe Price Reserve Investment Fund, 1.85% #           679,401  $        679
      --------------------------------------------------------------------------------
      Total Short-Term Investments (Cost $679)                                   679
                                                                        --------------

 Total Investments in Securities

 100.0% of Net Assets (Cost $67,428)                                    $     62,761

 Other Assets Less Liabilities                                                   (26)
                                                                        --------------

 NET ASSETS                                                             $     62,735
                                                                        --------------
 Net Assets Consist of:
 Undistributed net investment income (loss)                             $        128
 Undistributed net realized gain (loss)                                      (16,867)
 Net unrealized gain (loss)                                                   (4,666)
 Paid-in-capital applicable to 5,754,054 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares
 of the Corporation authorized                                                84,140
                                                                        --------------

 NET ASSETS                                                             $     62,735
                                                                        --------------

 NET ASSET VALUE PER SHARE                                              $      10.90
                                                                        --------------

      # Seven-day yield
      * Non-income producing
   (ss) All or a portion of this security is on loan at October 31, 2002-See Note 2
    ADR American Depository Receipts
    HKD Hong Kong dollar
    USD United States dollar

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                          Year
                                                                         Ended
                                                                    10/31/2002

  Investment Income (Loss)
  Income
   Dividend (net of foreign taxes of $89)                         $        938
   Interest                                                                 55
   Securities lending                                                       24
                                                                  --------------
   Total income                                                          1,017
                                                                  --------------
  Expenses
   Investment management                                                   359
   Shareholder servicing                                                   280
   Custody and accounting                                                  151
   Registration                                                             27
   Legal and audit                                                          27
   Prospectus and shareholder reports                                       15
   Directors                                                                 6
   Proxy and annual meeting                                                  5
   Miscellaneous                                                             4
                                                                  --------------
   Total expenses                                                          874
                                                                  --------------
  Net investment income (loss)                                             143
                                                                  --------------
  Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
   Securities                                                           (8,052)
   Futures                                                                 144
   Foreign currency transactions                                            18
                                                                  --------------
   Net realized gain (loss)                                             (7,890)
                                                                  --------------
  Change in net unrealized gain (loss)
   Securities                                                           (3,450)
   Futures                                                                 (94)
   Other assets and liabilities
   denominated in foreign currencies                                         5
                                                                  --------------
   Change in net unrealized gain (loss)                                 (3,539)
                                                                  --------------
  Net realized and unrealized gain (loss)                              (11,429)
                                                                  --------------
  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                          $    (11,286)
                                                                  --------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                           Year
                                                          Ended
                                                     10/31/2002     10/31/2001
  Increase (Decrease) in Net Assets
  Operations
   Net investment income (loss)                      $      143    $       790
   Net realized gain (loss)                              (7,890)        (9,125)
   Change in net unrealized gain (loss)                  (3,539)       (16,963)
                                                     ---------------------------
   Increase (decrease) in net assets from
   operations                                           (11,286)       (25,298)
                                                     ---------------------------
  Distributions to shareholders
   Net investment income                                   (682)          (115)
   Net realized gain                                          -         (4,566)
                                                     ---------------------------
   Decrease in net assets from distributions               (682)        (4,681)
                                                     ---------------------------
  Capital share transactions *
   Shares sold                                          101,994         39,547
   Distributions reinvested                                 661          4,540
   Shares redeemed                                     (101,277)       (48,242)
                                                     ---------------------------
   Increase (decrease) in net assets from capital
   share transactions                                     1,378         (4,155)
                                                     ---------------------------
  Net Assets
  Increase (decrease) during period                     (10,590)       (34,134)
  Beginning of period                                    73,325        107,459
                                                     ---------------------------
  End of period                                      $   62,735    $    73,325
                                                     ---------------------------
*Share information
   Shares sold                                            7,830          2,660
   Distributions reinvested                                  49            271
   Shares redeemed                                       (7,782)        (3,232)
                                                     ---------------------------
   Increase (decrease) in shares outstanding                 97           (301)


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------
                                                                October 31, 2002

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Stock Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 29, 1995. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.

      The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

      Valuation Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

      Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

      Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

      Expenses Paid Indirectly Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

      Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

      Futures Contracts During the year ended October 31, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and currency values.

      Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At October 31, 2002, the value of loaned securities was $1,057,000; aggregate collateral consisted of $1,110,000 in the securities lending collateral pool.

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

      Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $39,209,000 and $33,712,000, respectively, for the year ended October 31, 2002.


NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

      Distributions during the year ended October 31, 2002 totaled $682,000 and were characterized as ordinary income for tax purposes. At October 31, 2002, the tax-basis components of net assets were as follows:

-------------------------------------------------------------------------------

      Unrealized appreciation                                  $   6,781,000
      Unrealized depreciation                                    (11,447,000)
                                                               ----------------
      Net unrealized appreciation (depreciation)                  (4,666,000)
      Undistributed ordinary income                                  146,000
      Capital loss carryforwards                                 (16,885,000)
      Paid-in capital                                             84,140,000
                                                               ----------------
      Net assets                                               $  62,735,000
                                                               ----------------


      The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of October 31, 2002, the fund had $8,961,000 of capital loss carryforwards that expire in 2009, and $7,924,000 that expire in 2010.

      At October 31, 2002, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $67,428,000.

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

NOTE 4 - FOREIGN TAXES

      The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

      Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities.


NOTE 5 - RELATED PARTY TRANSACTIONS

      The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At October 31, 2002, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $20,000.

      Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through October 31, 2003, which would cause the fund's ratio of total expenses to average net assets to exceed 1.20%. Thereafter, through October 31, 2005, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 1.20%. Pursuant to this agreement, $130,000 of management fees were not accrued by the fund for the year ended October 31, 2002. At October 31, 2002, unaccrued fees in the amount of $142,000 remain subject to reimbursement by the fund through October 31, 2003, and $130,000 through October 31, 2005.

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

      In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $315,000 for the year ended October 31, 2002, of which $26,000 was payable at period-end.

      The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended October 31, 2002, totaled $51,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price Global Stock Fund

      In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Global Stock Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the "Fund") at October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.



      PricewaterhouseCoopers LLP
      Baltimore, Maryland
      November 19, 2002

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/02
--------------------------------------------------------------------------------

   We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

   For corporate shareholders, $160,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

   The fund will pass through foreign source income of $229,000 and foreign taxes paid of $81,000.

--------------------------------------------------------------------------------

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

ABOUT THE FUND'S DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

Independent Directors


Name
(Date of Birth)                 Principal Occupation(s) During Past 5 Years and
Year Elected*                   Directorships of Other Public Companies
-------------------------------------------------------------------------------------------------------
Calvin W. Burnett, Ph.D.        President, Coppin State College; Director, Provident Bank of Maryland
(3/16/32)
2001
-------------------------------------------------------------------------------------------------------
Anthony W. Deering              Director, Chairman of the Board, President, and Chief Executive
(1/28/45)                       Officer, The Rouse Company, real estate developers
1991
-------------------------------------------------------------------------------------------------------
Donald W. Dick, Jr.             Principal, EuroCapital Advisors, LLC, an acquisition and management
(1/27/43)                       advisory firm
1988
-------------------------------------------------------------------------------------------------------
David K. Fagin                  Director, Dayton Mining Corp. (6/98 to present), Golden Star
(4/9/38)                        Resources Ltd., and Canyon Resources Corp. (5/00 to present);
2001                            Chairman and President, Nye Corp.
-------------------------------------------------------------------------------------------------------
F. Pierce Linaweaver            President, F. Pierce Linaweaver & Associates, Inc., consulting
(8/22/34)                       environmental and civil engineers
2001
-------------------------------------------------------------------------------------------------------
Hanne M. Merriman               Retail Business Consultant; Director, Ann Taylor Stores Corp., Ameren
(11/16/41)                      Corp., Finlay Enterprises, Inc., The Rouse Company, and US Airways
2001                            Group, Inc.
-------------------------------------------------------------------------------------------------------
John G. Schreiber               Owner/President, Centaur Capital Partners, Inc., a real estate
(10/21/46)                      investment company; Senior Advisor and Partner, Blackstone Real
2001                            Estate Advisors, L.P.; Director, AMLI Residential Properties Trust,
                                Host Marriott Corp., and The Rouse Company
-------------------------------------------------------------------------------------------------------
Hubert D. Vos                   Owner/President, Stonington Capital Corp., a private investment
(8/2/33)                        company
2001
-------------------------------------------------------------------------------------------------------

*Each independent director oversees 105 T. Rowe Price portfolios and serves until the election of a successor.

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

Independent Directors (continued)

Name
(Date of Birth)                 Principal Occupation(s) During Past 5 Years and
Year Elected*                   Directorships of Other Public Companies
-------------------------------------------------------------------------------------------------------
Paul M. Wythes                  Founding Partner, Sutter Hill Ventures, a venture capital limited
(6/23/33)                       partnership, providing equity capital to young high-technology
1996                            companies throughout the United States; Director, Teltone Corp.
-------------------------------------------------------------------------------------------------------

*Each independent director oversees 105 T. Rowe Price portfolios and serves until the election of a successor.


Inside Directors

Name
(Date of Birth)
Year Elected**
[Number of T. Rowe Price        Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]            Directorships of Other Public Companies
-------------------------------------------------------------------------------------------------------
James S. Riepe                  Director and Vice President, T. Rowe Price; Vice Chairman of the
(6/25/43)                       Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2002                            Chairman of the Board and Director, T. Rowe Price Global Asset
[105]                           Management Limited, T. Rowe Price Investment Services, Inc.,
                                T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price
                                Services, Inc.; Chairman of the Board, Director, President, and Trust
                                Officer, T. Rowe Price Trust Company; Director, T. Rowe Price
                                International, Inc., and T. Rowe Price Global Investment Services
                                Limited; Chairman of the Board, International Funds
-------------------------------------------------------------------------------------------------------
M. David Testa                  Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(4/22/44)                       Vice Chairman of the Board, Chief Investment Officer, Director, and
1979                            Vice President, T. Rowe Price Group, Inc.; Director, T. Rowe Price
[105]                           Global Asset Management Limited; Director and Vice President,
                                T. Rowe Price Trust Company; Director, T. Rowe Price Global
                                Investment Services Limited and T. Rowe Price International, Inc.;
                                Vice President, International Funds
-------------------------------------------------------------------------------------------------------
Martin G. Wade                  Director and Vice President, T. Rowe Price Group, Inc.; Chairman of
(2/16/43)                       the Board and Director, T. Rowe Price Global Investment Services
1982                            Limited and T. Rowe Price International, Inc.; Director, T. Rowe Price
[16]                            Global Asset Management Limited; Vice President, T. Rowe Price
-------------------------------------------------------------------------------------------------------

**Each inside director serves until the election of a successor.

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

Officers

Name (Date of Birth)
Title and Fund(s) Served                        Principal Occupation(s)
-------------------------------------------------------------------------------------------------------
Christopher D. Alderson (3/29/62)               Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds             Group, Inc., and T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------------
Mark C.J. Bickford-Smith (4/30/62)              Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds             T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------------
Joseph A. Carrier (12/30/60)                    Vice President, T. Rowe Price, T. Rowe Price
Treasurer, International Funds                  Group, Inc., and T. Rowe Price Investment
                                                Services, Inc.
-------------------------------------------------------------------------------------------------------
Michael J. Conelius (6/16/64)                   Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds             Group, Inc., and T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------------
Ann B. Cranmer (3/23/47)                        Vice President, T. Rowe Price Group, Inc., and
Assistant Vice President, International Funds   T. Rowe Price International, Inc.; Vice President
                                                and Secretary, T. Rowe Price Global Asset
                                                Management Limited and T. Rowe Price Global
                                                Investment Services Limited
-------------------------------------------------------------------------------------------------------
Frances Dydasco (5/8/66)                        Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds             T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------------
Mark J.T. Edwards (10/27/57)                    Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds             T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------------
Roger L. Fiery III (2/10/59)                    Vice President, T. Rowe Price, T. Rowe Price
Assistant Vice President, International Funds   Group, Inc., and T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------------
John R. Ford (11/25/57)                         Vice President, T. Rowe Price and T. Rowe Price
President, International Funds                  Group, Inc.; Director, Chief Investment Officer,
                                                and Vice President, T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------------
Henry H. Hopkins (12/23/42)                     Director and Vice President, T. Rowe Price
Vice President, International Funds             Group, Inc., T.Rowe Price Investment Services, Inc.,
                                                T. Rowe Price Services, Inc., and T.Rowe Price Trust
                                                Company; Vice President, T.Rowe Price, T. Rowe Price
                                                International, Inc., and T. Rowe Price Retirement
                                                Plan Services, Inc.
-------------------------------------------------------------------------------------------------------
Ian D. Kelson (8/16/56)                         Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds             Group, Inc., and T. Rowe Price International,
                                                Inc.; formerly Head of Fixed Income, Morgan
                                                Grenfell/Deutsche Asset Management (to 2000)
-------------------------------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served                        Principal Occupation(s)
-------------------------------------------------------------------------------------------------------
Patricia B. Lippert (1/12/53)                   Assistant Vice President, T. Rowe Price and
Secretary, International Funds                  T. Rowe Price Investment Services, Inc.
-------------------------------------------------------------------------------------------------------
Ian J. Macdonald (1/7/62)                       Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds             T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------------
David S. Middleton (1/18/56)                    Vice President, T. Rowe Price, T. Rowe Price
Controller, International Funds                 Group, Inc., and T. Rowe Price Trust Company
-------------------------------------------------------------------------------------------------------
George A. Murnaghan (5/1/56)                    Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds             Group, Inc., T. Rowe Price International, Inc.,
                                                T. Rowe Price Investment Services, Inc., and
                                                T. Rowe Price Trust Company
-------------------------------------------------------------------------------------------------------
Gonzalo Pangaro (11/27/68)                      Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds             T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------------
D. James Prey III (11/26/59)                    Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds             Group, Inc.
-------------------------------------------------------------------------------------------------------
Robert A. Revel-Chion (3/9/65)                  Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds             T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------------
Christopher J. Rothery (5/26/63)                Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds             T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------------
James B.M. Seddon (6/17/64)                     Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds             T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------------
Robert W. Smith (4/11/61)                       Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds             Group, Inc., and T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------------
Benedict R.F. Thomas (8/27/64)                  Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds             T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------------
Justin Thomson (1/14/68)                        Vice President, T. Rowe Price Group, Inc.,
Vice President, International Funds             and T. Rowe Price International, Inc.; formerly
                                                Portfolio Manager, G.T. Capital/Invesco
                                                (to 1998)
-------------------------------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. ROWE PRICE GLOBAL STOCK FUND
--------------------------------------------------------------------------------

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served                        Principal Occupation(s)
-------------------------------------------------------------------------------------------------------
David J.L. Warren (4/14/57)                     Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President, International Funds   Group, Inc.; Director, Chief Executive Officer,
                                                and President, T. Rowe Price International, Inc.;
                                                Director, T. Rowe Price Global Asset
                                                Management Limited
-------------------------------------------------------------------------------------------------------
William F. Wendler II (3/14/62)                 Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds             Group, Inc., and T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------------
Richard T. Whitney (5/7/58)                     Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds             Group, Inc., T. Rowe Price International, Inc.,
                                                and T. Rowe Price Trust Company
-------------------------------------------------------------------------------------------------------
Edward A. Wiese, CFA (4/12/59)                  Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds             Group, Inc., and T. Rowe Price Trust Company;
                                                Director, Chief Investment Officer, and Vice
                                                President, T. Rowe Price Savings Bank
-------------------------------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. ROWE PRICE INVESTMENT SERVICES AND INFORMATION
--------------------------------------------------------------------------------

      INVESTMENT SERVICES AND INFORMATION

      KNOWLEDGEABLE SERVICE REPRESENTATIVES

               By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

               In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.


      ACCOUNT SERVICES

               Automated 24-Hour Services Including Tele*Access(R)and Account Access through the T. Rowe Price Web site on the Internet.
               Address: www.troweprice.com.

               Automatic Investing. From your bank account or paycheck.

               Automatic Withdrawal. Scheduled, automatic redemptions.

               IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.


      BROKERAGE SERVICES *

               Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


      INVESTMENT INFORMATION

               Consolidated Statement. Overview of all of your accounts.

               Shareholder Reports. Manager reviews of their strategies and results.

               T. Rowe Price Report. Quarterly investment newsletter.

               Performance Update. Quarterly review of all T. Rowe Price fund results.

               Insights. Educational reports on investment strategies and markets.

               Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

             * T. Rowe Price Brokerage is a division of T. Rowe Price Investment
               Services, Inc.,
               Member NASD/SIPC.

T. ROWE PRICE PLANNING TOOLS AND SERVICES
--------------------------------------------------------------------------------

        T. ROWE PRICE RETIREMENT SERVICES

               T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.


               PLANNING TOOLS AND SERVICES
               -----------------------------------------------------------------

               T. Rowe Price(R) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

               Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

               Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

               IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

               Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

               INVESTMENT VEHICLES
               -----------------------------------------------------------------

               Individual Retirement Accounts (IRAs)
               No-Load Variable Annuities
               Small Business Retirement Plans

              *Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.

T. ROWE PRICE WEB SERVICES
--------------------------------------------------------------------------------

      www.troweprice.com

               ACCOUNT INFORMATION
               -----------------------------------------------------------------

               Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

               AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.

               FINANCIAL TOOLS AND CALCULATORS
               -----------------------------------------------------------------

               College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

               Morningstar(R) Portfolio Tracker(SM). See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

               Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

               Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

               INVESTMENT TRACKING AND INFORMATION
               -----------------------------------------------------------------

               My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

               Morningstar(R) Portfolio Watchlist(SM). Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

               Morningstar(R) Portfolio X-Ray(SM). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS                             BLENDED ASSET FUNDS                     MONEY MARKET FUNDS++
--------------------------------        (CONTINUED)                             --------------------------------
Domestic                                --------------------------------        Taxable
Blue Chip Growth*                       Retirement 2020                         Prime Reserve
Capital Appreciation                    Retirement 2030                         Summit Cash Reserves
Capital Opportunity                     Retirement 2040                         U.S. Treasury Money
Developing Technologies                 Retirement Income
Diversified Small-Cap Growth            Tax-Efficient Balanced                  Tax-Free
Dividend Growth                                                                 California Tax-Free Money
Equity Income*                          BOND FUNDS                              Maryland Tax-Free Money
Equity Index 500                        --------------------------------        New York Tax-Free Money
Extended Equity Market Index            Domestic Taxable                        Summit Municipal Money Market
Financial Services                      Corporate Income                        Tax-Exempt Money
Growth & Income                         GNMA
Growth Stock*                           High Yield*                             INTERNATIONAL/GLOBAL FUNDS
Health Sciences                         Inflation Protected Bond                --------------------------------
Media & Telecommunications              New Income*                             Stock
Mid-Cap Growth*                         Short-Term Bond                         Emerging Europe & Mediterranean
Mid-Cap Value*                          Spectrum Income                         Emerging Markets Stock
New America Growth                      Summit GNMA                             European Stock
New Era                                 U.S. Bond Index                         Global Stock
New Horizons                            U.S. Treasury Intermediate              Global Technology
Real Estate                             U.S. Treasury Long-Term                 International Discovery+
Science & Technology*                                                           International Equity Index
Small-Cap Stock*                        Domestic Tax-Free                       International Growth & Income*
Small-Cap Value*+                       California Tax-Free Bond                International Stock*
Spectrum Growth                         Florida Intermediate Tax-Free           Japan
Tax-Efficient Growth                    Georgia Tax-Free Bond                   Latin America
Tax-Efficient Multi-Cap Growth          Maryland Short-Term                     New Asia
Total Equity Market Index                 Tax-Free Bond                         Spectrum International
Value*                                  Maryland Tax-Free Bond
                                        New Jersey Tax-Free Bond                Bond
BLENDED ASSET FUNDS                     New York Tax-Free Bond                  Emerging Markets Bond
--------------------------------        Summit Municipal Income                 International Bond*
Balanced                                Summit Municipal Intermediate
Personal Strategy Balanced              Tax-Free High Yield
Personal Strategy Growth                Tax-Free Income*
Personal Strategy Income                Tax-Free Intermediate Bond
Retirement 2010                         Tax-Free Short-Intermediate
                                        Virginia Tax-Free Bond

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.


* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

+  Closed to new investors.

++ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

   Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

                                     T. Rowe Price Investment Services, Inc.
T.RowePrice [ram logo](R)            100 East Pratt Street
INVEST WITH CONFIDENCE               Baltimore, MD 21202
                                                             F113-050  10/31/02R